Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Hedged exposures	kr 209.8	kr 220.7
Unhedged exposures	203.4	217.5
Gross exposure	413.2	438.2
Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	209.8	220.7
Unhedged exposures	144.1	145.3
Gross exposure	353.9	366.0
Central governments
Risk information
Hedged exposures	178.1	195.5
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Central governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	178.1	195.5
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	162.7	181.8
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	162.7	181.8
Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	5.3	7.2
Central governments | Guarantee | Guarantees by other export credit agencies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	5.3	7.2
Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	10.1	6.5
Central governments | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	10.1	6.5
Regional governments
Risk information
Hedged exposures	2.3	1.3
Regional governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	2.3	1.3
Multilateral development banks
Risk information
Hedged exposures	1.0	1.2
Multilateral development banks | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	1.0	1.2
Financial institutions
Risk information
Hedged exposures	6.8	7.8
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Financial institutions | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	6.8	7.8
Financial institutions | Guarantee
Risk information
Hedged exposures	6.8	7.8
Financial institutions | Guarantee | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	6.8	7.8
Corporates
Risk information
Hedged exposures	21.6	14.9
Unhedged exposures - hedge issuer in same group as counterparty	29.2	24.5
Corporates | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	21.6	14.9
Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	18.6	12.1
Corporates | Credit insurance from insurance companies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	18.6	12.1
Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	3.0	2.8
Corporates | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.0	2.8
Central governments
Risk information
Hedged exposures	71.2	73.4
Unhedged exposures	27.6	33.3
Gross exposure	98.8	106.7
Central governments | Central governments
Risk information
Hedged exposures	70.6	72.7
Central governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	70.3	72.3
Central governments | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	0.3	0.4
Central governments | Financial institutions
Risk information
Hedged exposures	0.1	0.1
Central governments | Financial institutions | Guarantee
Risk information
Hedged exposures	0.1	0.1
Central governments | Corporates
Risk information
Hedged exposures		0.6
Central governments | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures		0.6
Regional governments
Risk information
Hedged exposures	1.1	1.5
Unhedged exposures	10.3	20.4
Gross exposure	11.4	21.9
Regional governments | Central governments
Risk information
Hedged exposures	1.1	1.5
Regional governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	1.1	1.5
Multilateral development banks
Risk information
Unhedged exposures	4.1	5.3
Gross exposure	4.1	5.3
Public sector entity
Risk information
Unhedged exposures		2.1
Gross exposure		2.1
Financial institutions
Risk information
Hedged exposures	7.7	8.2
Unhedged exposures	26.6	25.8
Gross exposure	34.3	34.0
Financial institutions | Central governments
Risk information
Hedged exposures	6.7	8.2
Financial institutions | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	6.7	6.7
Financial institutions | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures		1.5
Financial institutions | Regional governments
Risk information
Hedged exposures	1.0
Corporates
Risk information
Hedged exposures	129.8	137.6
Unhedged exposures	134.8	130.6
Gross exposure	264.6	268.2
Corporates | Central governments
Risk information
Hedged exposures	99.7	113.1
Corporates | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	84.6	101.3
Corporates | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	5.0	6.8
Corporates | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	10.1	5.0
Corporates | Regional governments
Risk information
Hedged exposures	1.3	1.3
Corporates | Multilateral development banks
Risk information
Hedged exposures	1.0	1.2
Corporates | Financial institutions
Risk information
Hedged exposures	6.7	7.7
Corporates | Financial institutions | Guarantee
Risk information
Hedged exposures	6.7	7.7
Corporates | Corporates
Risk information
Hedged exposures	21.1	14.3
Corporates | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	18.1	11.5
Corporates | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	kr 3.0	kr 2.8